Supplemental Financial Information	12 Months Ended
Dec. 31, 2013
Supplemental Financial Information [Abstract]
Supplemental Financial Information
SUPPLEMENTAL FINANCIAL INFORMATION

Consolidated Balance Sheet Information

Accounts receivable, net, as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Trade	$869.8	$812.4
Other	14.3	18.2
	884.1	830.6
Allowance for doubtful accounts	(28.4)	(19.2)
	$855.7	$811.4

The liquidity of OGX Petróleo e Gás Participações S.A. ("OGX") deteriorated during the second half of 2013, and on October 30, 2013, OGX filed for bankruptcy protection in Brazil. We did not recognize revenue for drilling services provided to OGX during the second half of 2013 as we concluded collectability of these amounts was not reasonably assured. Additionally, we recorded a $14.2 million provision for doubtful accounts during the year ended December 31, 2013 for receivables related to drilling services provided through June 30, 2013. Our receivables with OGX were fully reserved on our consolidated balance sheet as of December 31, 2013.

Other current assets as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Inventory	$256.4	$207.8
Prepaid taxes	88.1	62.2
Short-term investments	50.0	50.0
Deferred costs	47.4	46.9
Deferred tax assets	23.1	14.6
Prepaid expenses	18.5	20.3
Derivative assets	11.6	5.2
Assets held for sale	8.6	14.2
Other	10.2	4.2
	$513.9	$425.4

    Other assets, net, as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Intangible assets	$83.8	$143.3
Deferred costs	59.1	45.2
Unbilled receivables	51.9	77.1
Prepaid taxes on intercompany transfers of property	50.2	58.3
Supplemental executive retirement plan assets	37.7	29.8
Warranty and other claim receivables	30.6	30.6
Deferred tax assets	25.2	19.3
Wreckage and debris removal receivables	.5	13.2
Other	13.7	5.0
	$352.7	$421.8

      Accrued liabilities and other as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Personnel costs	$242.0	$231.1
Deferred revenue	169.8	146.9
Taxes	84.2	86.9
Accrued interest	68.0	67.9
Advance payment received on sale of assets	33.0	—
Customer pre-payments	20.0	—
Wreckage and debris removal	—	9.0
Other	41.7	42.6
	$658.7	$584.4

Other liabilities as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Deferred revenue	$217.6	$224.5
Unrecognized tax benefits (inclusive of interest and penalties)	148.0	129.6
Intangible liabilities	69.1	118.0
Supplemental executive retirement plan liabilities	40.5	33.3
Personnel costs	37.2	31.6
Other	33.3	36.4
	$545.7	$573.4

Accumulated other comprehensive income as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Derivative Instruments	$20.6	$24.4
Other	(2.4)	(4.3)
	$18.2	$20.1

Consolidated Statement of Income Information

Repair and maintenance expense related to continuing operations for each of the years in the three-year period ended December 31, 2013 was as follows (in millions):

	2013	2012	2011
Repair and maintenance expense	$311.7	$294.7	$223.6

Consolidated Statement of Cash Flows Information

Net cash provided by operating activities of continuing operations attributable to the net change in operating assets and liabilities for each of the years in the three-year period ended December 31, 2013 was as follows (in millions):

	2013	2012	2011
(Increase) decrease in other assets	$(98.4)	$68.3	$6.7
(Decrease) increase in liabilities	(10.6)	312.0	(33.9)
(Increase) decrease in accounts receivable	(29.3)	46.1	(215.9)
	$(138.3)	$426.4	$(243.1)

Cash paid for interest and income taxes of continuing operations for each of the years in the three-year period ended December 31, 2013 was as follows (in millions):

	2013	2012	2011
Interest, net of amounts capitalized	$182.2	$150.7	$28.6
Income taxes	203.9	88.1	113.7

Capitalized interest totaled $67.7 million, $105.8 million and $80.2 million during the years ended December 31, 2013, 2012 and 2011, respectively. Capital expenditure accruals totaling $113.9 million, $111.1 million and $303.7 million for the years ended December 31, 2013, 2012 and 2011, respectively, were excluded from investing activities in our consolidated statements of cash flows.

Amortization of intangibles and other, net, included amortization of intangible assets and liabilities related to the estimated fair values of acquired Company firm drilling contracts in place at the Merger Date, debt premiums related to the fair value adjustment of acquired Company debt instruments, deferred charges for income taxes incurred on intercompany transfers of drilling rigs and certain other deferred costs.

Concentration of Risk

We are exposed to credit risk relating to our receivables from customers, our cash and cash equivalents and investments and our use of derivatives in connection with the management of foreign currency exchange rate risk. We mitigate our credit risk relating to receivables from customers, which consist primarily of major international, government-owned and independent oil and gas companies, by performing ongoing credit evaluations. We also maintain reserves for potential credit losses, which generally have been within management's expectations. We mitigate our credit risk relating to cash and investments by focusing on diversification and quality of instruments. Cash equivalents and short-term investments consist of a portfolio of high-grade instruments. Custody of cash and cash equivalents and short-term investments is maintained at several well-capitalized financial institutions, and we monitor the financial condition of those financial institutions.

We mitigate our credit risk relating to counterparties of our derivatives through a variety of techniques, including transacting with multiple, high-quality financial institutions, thereby limiting our exposure to individual counterparties and by entering into ISDA Master Agreements, which include provisions for a legally enforceable master netting agreement, with almost all of our derivative counterparties. The terms of the ISDA agreements may also include credit support requirements, cross default provisions, termination events, or set-off provisions. Legally enforceable master netting agreements reduce credit risk by providing protection in bankruptcy in certain circumstances and generally permitting the closeout and netting of transactions with the same counterparty upon the occurrence of certain events.

During the years ended December 31, 2013, 2012 and 2011, Petrobras, our largest customer, accounted for $604.8 million, $788.2 million and $364.5 million, or 13%, 20% and 14%, of consolidated revenues, respectively, all of which were attributable to our Floaters segment.

During the year ended December 31, 2013, revenues provided by our drilling operations in the U. S. Gulf of Mexico totaled $1.7 billion, or 38%, of consolidated revenues, of which 75% were attributable to our Floaters segment. Revenues provided by our drilling operations in Brazil and Angola during the year ended December 31, 2013 totaled $683.7 million and 467.1 million, or 15% and 10%, respectively, of consolidated revenues, all of which were attributable to our Floaters segment.